Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share [Abstract]
Earnings Per Common Share
Note 18.	Earnings Per Common Share

Presented below is the reconciliation of the numerators and denominators of the computations for earnings per common share – basic and earnings per common share - diluted, for the years ended December 31:

	2011	2010	2009

Basic earnings per common share:
Net income	$2,638,363	$1,705,325	$3,189,216
Preferred stock dividends and accretion of discount	550,127	528,800	514,924
Net income available to common stockholders	$2,088,236	$1,176,525	$2,674,292
Weighted average common shares outstanding - basic	1,350,077	1,346,949	1,342,320
Basic earnings per common share	$1.55	$0.87	$1.99

Diluted earnings per common share:
Net income available to common stockholders	$2,088,236	$1,176,525	$2,674,292
Weighted average common shares outstanding - basic	1,350,077	1,346,949	1,342,320
Effect of dilutive securities:
Stock options (1)	-	-	69
Restricted stock	3,943	3,578	3,356
Common stock warrant	7,416	2,115	708
Total diluted average common shares issued and outstanding	1,361,436	1,352,642	1,346,453
Diluted earnings per common share	$1.53	$0.87	$1.99

(1) For the years ending December 31, 2011 and 2010, outstanding options to purchase common stock totaled 43,500 and
65,200, respectively. These options were not dilutive because the exercise price of the options exceeded the average closing price of the Company's common stock.